Shareholders' Equity (2009 Plan Narrative) (Details)	12 Months Ended					12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2012 2009 Equity Incentive Plan [Member]	Dec. 31, 2012 Directors [Member] 2009 Equity Incentive Plan [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2012 Restricted Stock [Member] Chief Executive Officer [Member]	Dec. 31, 2012 Restricted Stock [Member] Officer [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member] 2009 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of active equity plans	3
Stock option awards term of awards		10 years
Restricted stock issued and outstanding								811,041	793,517	495,117
Vesting period		4 years				4 years	4 years
Period after termination in which vested awards may be exercised		180 days	180 days
Period after termination due to death or disability in which vested awards may be exercised		1 year
Number of days prior to an acquisition or merger that unvested awards will be exercisable		10 days
Period of required employment to have awards accelerated and exercisable prior to change of control		1 year
Period in which an employee holding outstanding awards is terminated anticipation or during an acquisition or merger, all awards automatically vest if they are within 12 months of such acquisition or merger		12 months
Period in which Ordinary Shares issued upon exercise must be deposited with a trustee		2 years
Exercise price as percentage of fair value for significant owners of incentive stock options		110.00%
Percentage threshold for ownership of incentive stock options		10.00%
Term as Member of Boad of Directors for non vested awards to vest and become exerciseable prior to termination or discontinuation of service			5 years
Outstanding options				4,741,479	5,105,556